Capital Management and Solvency - Summary of Capital Ratios of Aegon's Operating Units (Detail)	Dec. 31, 2025 [1]	Dec. 31, 2024
United States [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Risk based capital ratio	424.00%	443.00%
United Kingdom [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Equitable solvency two ratio	183.00%	186.00%

[1]	The capital ratios are estimates and are not final until filed with the respective supervisory authority.